SUBSEQUENT EVENTS (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Delivery of Handysize Drybulk Carriers [Member]
Subsequent Event [Line Items]
Number of container vessels	4
Term of time charter	5 years
Delivery of Front Rider [Member]
Subsequent Event [Line Items]
Proceeds from sale of vessel	10.2
Sale of Front Climber [Member]
Subsequent Event [Line Items]
Age of Vessel	21 years
Proceeds from sale of vessel	9.0
Compensation payable (receivable) for early termination of charter	0.6